Condensed Consolidated Statement Of Income (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Statement of Income and Comprehensive Income Abstract
Sales Revenue Goods Net	$ 191,222	$ 160,904	$ 348,217	$ 289,750
Cost Of Goods And Services Sold	142,177	117,787	259,002	213,221
Gross Profit	49,045	43,117	89,215	76,529
Selling General And Administrative Expense	31,159	27,093	61,320	53,905
Pension Expense	1,125	1,062	2,250	2,175
Impairment Charge On Reclassified Assets	10	1,582	700	1,582
Restructuring Settlement And Impairment Provisions		0		0
Operating Income Loss	16,751	13,380	24,945	18,867
[Other]
Interest Expense Debt	3,301	6,849	7,633	13,480
Gain Loss On Derivative Instruments Net Pretax	5,019	(86)	855	(409)
Non operating Income Expense	(25)	(176)	5	(371)
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Non cont rolling Interest	18,444	6,269	18,172	4,607
Income Tax Expense Benefit	1,529	789	2,535	1,401
Income Loss From Continuing Operations Including Portion AttributableTo Non cont rolling Interest	16,915	5,480	15,637	3,206
Discontinued Operations And Disposal Groups Abstract
Income Loss from Discountinued Operations Net of Tax		798	(484)	330
Discontinued Operation Gain Loss On Disposal Of Discontinued Operation Net Of Tax	(154)	27	6,431	27
Net income (loss) of discontinued operations	(154)	825	5,947	357
Net Income Loss	$ 16,761	$ 6,305	$ 21,584	$ 3,563
Earnings Per Share Basic And Diluted Abstract
Income Loss From Continuing Operations Per Basic And Diluted Share	$ 1.34	$ 0.45	$ 1.25	$ 0.26
Income Loss From Discontinued Operations Net Of Tax	$ (0.02)	$ 0.07	$ 0.48	$ 0.03
Earnings per Share Basic and Diluted	$ 1.32	$ 0.52	$ 1.73	$ 0.29
Weighted average number of common shares outstanding	12,651	12,179	12,468	12,179